Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2017
Statement [line items]
Interest expense and other financial income and expense
5. Interest expense and other financial income and expense
Interest expense
(USD millions)	2017	2016	2015

Interest expense	– 758	– 709	– 669

(Expense)/ income arising from discounting long-term liabilities	– 19	2	14

Total interest expense	– 777	– 707	– 655

Other financial income and expense
(USD millions)	2017	2016	2015

Interest income	110	43	33

Dividend income	1	1	1

Net capital losses on available-for-sale securities	– 1	– 1	– 8

Income on forward contracts and options			1

Impairment of commodities and available-for-sale securities, net	12	7	– 132

Other financial expense	– 25	– 20	– 23

Monetary loss from hyperinflation accounting			– 72

Currency result, net	– 58	– 477	– 254

Total other financial income and expense	39	– 447	– 454